Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Jun. 30, 2020 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
The remainder of 2020	$ 2,388
2021	4,191
2022	3,300
2023	2,548
2024	2,511
2025 and thereafter	11,215
Total operating lease payments	26,153
Less: imputed interest	3,016
Present value of lease liabilities	$ 23,137